Liabilities Related to Sale of Future Royalties - Liability Activity (Detail) - Infinity Pharmaceuticals Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Liability Related To Future Sale Of Royalties RollForward [Line Items]
Non-cash royalty revenue			$ 1,373	$ 984
Non-cash interest expense recognized	$ 45	$ 45	180	180
Less: current portion	1,307		1,218	897
Liability related to sale of future royalties, net, less current portion	46,782		47,213	48,727
HCR Agreement
Liability Related To Future Sale Of Royalties RollForward [Line Items]
Liability related to sale of future royalties - beginning balance	26,818	28,038	28,038	28,869
Non-cash interest expense recognized	38		153	153
Liability related to sale of future royalties, net - ending balance	26,469		26,818	28,038
Less: current portion	(1,307)		(1,218)	(897)
Liability related to sale of future royalties, net, less current portion	25,162		25,600	27,141
HCR Agreement | Royalty revenue
Liability Related To Future Sale Of Royalties RollForward [Line Items]
Non-cash royalty revenue	(387)		(1,373)	(984)
BVF Funding Agreement
Liability Related To Future Sale Of Royalties RollForward [Line Items]
Liability related to sale of future royalties - beginning balance	21,613	$ 21,586	21,586	21,559
Non-cash interest expense recognized	7		27	27
Liability related to sale of future royalties, net - ending balance	$ 21,620		$ 21,613	$ 21,586